11. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment Income Statement Disclosures [Abstract]
11. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,
	2012	2011
Facilities and plant equipment	$169,229	$168,036
Land	2,570	2,570
Other equipment, vehicles and furniture	5,280	4,918
Construction in progress	4,014	3,328
	181,093	178,852
Accumulated depreciation	(30,684)	(19,235)
	$150,409	$159,617

Depreciation expense, including idled facilities, was $11,481,000 and $11,724,000 for the years ended December 31, 2012 and 2011, respectively. One of the Pacific Ethanol Plants was idled at December 31, 2012 and 2011. The carrying values of this facility totaled $27,773,000 and $29,924,000 at December 31, 2012 and 2011, respectively. The Company continues to depreciate these assets, resulting in depreciation expense in the aggregate of $2,136,000 and $2,155,000 for the years ended December 31, 2012 and 2011, respectively.

The Company and the ethanol industry have experienced significant adverse conditions over the last 12 months, including prolonged negative operating margins. In accordance with the Company’s policy for evaluating impairment of long-lived assets under Accounting Codification Standards 360, management has evaluated the facilities for possible impairment based on projected future cash flows from operations of these facilities with the work of a qualified valuation specialist. Management has determined that the undiscounted cash flows from operations of these facilities over their estimated useful lives exceed their carrying values, and therefore, no impairment has been recognized at December 31, 2012. In determining future undiscounted cash flows, the Company has made significant assumptions concerning the future viability of the ethanol industry, the future price of corn in relation to the future price of ethanol, production volumes and the overall demand in relation to production and supply. If the Company were required to compute the fair value in the future, it may use the work of its qualified valuation specialist who would assist it in examining replacement costs, recent transactions between third parties and cash flow that can be generated from operations.

Given the recent fresh start accounting when the Company began consolidating the results of New PE Holdco, fair value would likely approximate the carrying value of the facilities. If, however the Company were required to adjust the carrying value of the facilities to fair value at some future point in time, the adjustment could be significant and could significantly impact the Company’s financial position and results of operation. No adjustment has been made in these financial statements for this uncertainty.